Group Information - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Valuations of convertible bonds	€ 25,490,981	€ 0	€ 0
Interest on shareholder and other loans	2,864	7,578	27,336
Other financial interest	21,524	0	0
Professional services	15,483,916	1,530,238	€ 1,195,901
Statement of financial position [abstract]
Borrowings	(55,157,271)	(22,899,227)
Shareholders
Expenses
Interest on convertible bonds	1,436,828	214,427
Valuations of convertible bonds	19,148,242
Interest on shareholder and other loans	2,864	7,578
Statement of financial position [abstract]
Borrowings	(21,139)	(108,481)
Convertible bonds		(18,094,427)
Trade and other financial payables		(29,040)
Joint Venture
Expenses
Interest on shareholder and other loans	60,709
Statement of financial position [abstract]
Non-current loans granted to Joint Venture	565,873
Current loans granted to Joint Venture	685,048	474,174
Receivables from Joint Venture	535,268	475,565
Key management
Expenses
Other financial interest		10,048
Professional services		63,500
Related parties
Expenses
Interest on convertible bonds	1,436,828	214,427
Valuations of convertible bonds	19,148,242
Interest on shareholder and other loans	63,573	7,578
Other financial interest		10,048
Professional services		63,500
Statement of financial position [abstract]
Non-current loans granted to Joint Venture	565,873
Current loans granted to Joint Venture	685,048	474,174
Receivables from Joint Venture	535,268	475,565
Borrowings	€ (21,139)	(108,481)
Convertible bonds		(18,094,427)
Trade and other financial payables		€ (29,040)